Share-Based Compensation - Summary of Share Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of Share Options Outstanding, Beginning balance	1,768,205	10,806,791		3,824,665
Number of Share Options Outstanding, Granted	48,214	29,322,949	7,515,074
Number of Share Options Outstanding, Exercised	(25,307)	(171,730)	(10,000)
Number of Share Options Outstanding, Canceled	(47,377)	(349,984)	(522,948)
Number of Share Options Outstanding, Ending balance	1,743,735	1,768,205	10,806,791
Number of Share Options Outstanding, Ending balance		39,608,026
Number of Share Options Outstanding, Exercisable	1,121,578	15,112,601
Weighted Average Contractual Term (in years), Outstanding	8 years 6 months 10 days	9 years 3 days	8 years 5 months 23 days	6 years 8 months 19 days
Weighted Average Contractual Term (in years), Granted		9 years 6 months 25 days	9 years 8 months 15 days
Weighted Average Contractual Term (in years), Exercisable	8 years 1 month 20 days	8 years 10 months 9 days
Aggregate Intrinsic Value, Outstanding	$ 9,347	$ 10,306	$ 0	$ 205
Aggregate Intrinsic Value, Exercisable	$ 6,550	$ 5,418
Weighted Average Exercise Price Per Share, Beginning balance	$ 3.58	$ 0.22		$ 0.6
Weighted Average Exercise Price Per Share, Granted	9.11	0.14	$ 0.06
Weighted Average Exercise Price Per Share, Exercised	5.82	0.06	0.06
Weighted Average Exercise Price Per Share, Canceled	3.36	0.06	0.64
Weighted Average Exercise Price Per Share, Ending balance	3.81	3.58	0.22
Weighted Average Exercise Price Per Share, Ending balance		0.16
Weighted Average Exercise Price Per Share, Exercisable	$ 3.58	0.07
Weighted Average Grant Date Fair Value Per Share, Exercised		0.05	0.04
Weighted Average Grant Date Fair Value Per Share, Canceled		$ 0.04	$ 0.37